Share capital (Q2) (Tables)	6 Months Ended
Jan. 31, 2025
Share capital [Abstract]
Share Purchase Warrants Outstanding
The continuity of share purchase warrants is as follows:

	Number of warrants	Weighted Average Exercise price	Remaining life (Years)
Balance, July 31, 2023	1,509,817	$4.25	1.85
Exercised	(180,971)	$0.97	—
Balance, July 31, 2024	1,328,846	$4.72	0.67
Issued on RTO (Note 4)	22,699,987	$1.52	—
Exercised	(91,760)	$0.94	—
Expired	(1,038,016)	$5.64	—
Balance, January 31, 2025	22,899,057	$1.52	4.74

As at January 31, 2025, the following share purchase warrants were outstanding:

Number of warrants outstanding	Exercise price	Expiry date
12,999	CAD$13.08	June 30, 2025
186,071	CAD$1.31	September 29, 2026
22,699,987*	$1.52	November 6, 2029
22,899,057

*	Each warrant exercisable for 0.9692 common stock.

Stock Options Activity
The continuity of the Company’s stock options is as follows:

	Number of options	Weighted average exercise price
Outstanding, October 31, 2024 and July 31, 2024	627,786	CAD$5.56
Forfeited	(13,991)	CAD$5.24
Cancelled	(27,301)	CAD$5.24
Outstanding, January 31, 2025	586,494	CAD$5.56
Exercisable, July 31, 2024	334,964	CAD$5.56
Exercisable, January 31, 2025	419,338	CAD$5.53

Stock Options Outstanding and Exercisable
As at January 31, 2025, the following stock options were outstanding and exercisable:

Number of options outstanding	Exercise price	Expiry date	Number of options exercisable
26,763	CAD$5.24	January 17, 2028	26,763
91,760	CAD$5.24	February 6, 2028	68,820
84,113	CAD$7.26	May 15, 2028	53,909
7,646	CAD$7.72	June 26, 2028	5,734
229,398	CAD$5.24	January 17, 2032	160,578
45,880	CAD$5.24	March 1, 2032	32,116
9,176	CAD$5.24	March 14, 2032	6,424
76,466	CAD$5.24	October 12, 2032	53,526
15,292	CAD$5.24	February 6, 2033	11,468
586,494			419,338

RSUs Outstanding
The continuity of the Company’s RSU’s is as follows:

Number of RSU’s
Outstanding, July 31, 2023	1,036,892
Granted	177,949
Outstanding, July 31, 2024	1,214,841
Forfeited	(37,541)
Outstanding, January 31, 2025	1,177,300

As at January 31, 2025, the following RSUs were outstanding and vested:

Number of RSUs outstanding	Grant date	Number of RSUs Vested
9,176	November 30, 2021	6,117
382,335	December 24, 2021	210,284
10,094	March 1, 2022	10,094
627,029	March 14, 2022	344,866
148,666	July 30, 2024	—
1,177,300		571,361